Consolidated Statements of Profit/Loss and Other Comprehensive Income/Loss (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of profit or loss and other comprehensive income [abstract]
Capitalised cost, cost of materials	€ (256)	€ (689)	€ (1,995)
Capitalised costs, personnel costs	(385)	(665)	(1,906)
Capitalised costs, depreciation and amortisation	(89)	(112)	(287)
Capitalised costs, other operating costs	€ (88)	€ (101)	€ (427)